Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0002104882
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	EagleRock Land, LLC
Entity Incorporation State Country Code	TX
Entity File Number	001-43288
Entity Tax Identification Number	41-3142321
Entity Address, Address Line One	9655 Katy Freeway
Entity Address, Address Line Two	Suite 375
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(713)
Local Phone Number	280-7002
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A shares representing limited liability company interests
Trading Symbol	EROK
Entity Emerging Growth Company	true
Entity Ex Transition Period	false